Basis of preparation (Details 1 - Textual)	12 Months Ended
Dec. 31, 2021 Item
Disclosure of initial application of standards or interpretations [line items]
Number of elements of control	3
Statement that lessee accounts for leases of low-value assets using recognition exemption	It also applies the recognition exemption for leases for which the underlying asset is of low value (i.e. below €5,000).
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Number of elements of control	1